Hedge accounting	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [abstract]
Disclosure of hedge accounting
6. Hedge accounting
The Group has two types of hedge relationships: hedge of net investment in foreign operations and fair value hedge.
For hedge accounting purposes, the risk factors measured by the Group are:

•	Interest Rate: Risk of volatility in transactions subject to interest rate variations;

•	Currency: Risk of volatility in transactions subject to foreign exchange variation.

The structure of risk limits is extended to the risk factor level, where specific limits aim at improving the monitoring and understanding processes, as well as avoiding concentration of these risks.
The structures designed for interest rate and exchange rate categories take into account total risk when there are compatible hedging instruments. In certain cases, management may decide to hedge a risk for the risk factor term and limit of the hedging instrument.
a) Hedge of net investment in foreign operations
In the nine month period ended September 30, 2020 and in the year ended December 31, 2019, the objective for the Group was to hedge the risk generated by the US$ variation from investments in our subsidiaries in the United States, XP Holdings International and XP Advisors Inc.
The Group has entered into forward contracts to protect against changes in future cash flows and exchange rate variation of net investments in foreign operations known as Non Deliverable Forward (“NDF”) contracts.
The Group undertakes risk management through the economic relationship between hedge instruments and hedged item, in which it is expected that these instruments will move in opposite directions, in the same proportions, with the aim of neutralizing the risk factors.

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Nominal value	Variation in the amounts used to calculate hedge ineffectiveness
Strategies	Assets	Liabilities
September 30, 2020
Foreign exchange risk
Hedge of net investment in foreign operations	224,539	—	70,882	395,977	(80,370)

Total	224,539	—	70,882	395,977	(80,370)

December 31, 2019
Foreign exchange risk
Hedge of net investment in foreign operations	186,412	—	5,946	248,896	(7,133)

Total	186,412	—	5,946	248,896	(7,133)

For the period ended of September 30, 2020, there was no ineffectiveness in relation to the foreign net investment hedge.
b) Fair value hedge
The fair value hedging strategy of the Group consists of hedging the exposure of Fixed-Income securities carried out through structured operations certificates.
The market risk hedge strategy involves avoiding temporary fluctuations in earnings arising from changes in the interest rate market in Reais. Once this risk is offset, the Group seeks to index the portfolio to the CDI, through the use of derivatives (DI1 Futuro).

The hedge is contracted in order to neutralize the total exposure to the market risk of the fixed-income funding portfolio, excluding the portion of the fixed-income compensation represented by the credit spread of Banco XP S.A, seeking to obtain the closest match deadlines and volumes as possible.
The effects of hedge accounting on the financial position and performance of the Group are presented below:

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in income	Nominal value	Variation in the amounts used to calculate hedge ineffectiveness
Strategies	Assets	Liabilities
September 30, 2020
Interest rate risk
Hedge of fixed-income securities	—	1,142,457	51,787	1,159,250	(51,361)

Total	—	1,142,457	51,787	1,159,250	(51,361)

For the period ended of September 30, 2020, there was no ineffectiveness in relation to the fair value hedge.

	September 30, 2020
	Notional amount	Book value (i)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
Hedge Instruments		Assets	Liabilities
Interest rate risk
Futures	1,159,250	—	1,142,457	(51,361)	427

(i)	Amounts recorded under Derivatives.
The table below presents, for each strategy, the notional amount and the fair value adjustments of hedge instruments and the book value of the hedged item:

Strategies	Hedge instruments		September 30, 2020 Hedge item	Hedge instruments		December 31, 2019 Hedge item
	Notional amount	Fair value adjustments	Book value	Notional amount	Fair value adjustments	Book value
Hedge of Fair Value	1,159,250	51,787	(51,361)	—	—	—
Hedge of net investment in foreign operations	395,977	(80,370)	(80,370)	248,896	5,946	(7,133)

Total	1,555,227	(28,583)	(131,731)	248,896	5,946	(7,133)

The table below shows the breakdown by maturity of the hedging strategies:

	September 30, 2020
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Total
Hedge of Fair Value	(2)	(14)	(563)	—	(30,698)	(20,084)	(51,361)
Hedge of net investment in foreign operations	(8,732)	—	—	(30,284)	(41,354)	—	(80,370)

Total	(8,734)	(14)	(563)	(30,284)	(72,052)	(20,084)	(131,731)

	December 31, 2019
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Total
Hedge of Fair Value	—	—	—	—	—	—	—
Hedge of net investment in foreign operations	(198)	—	—	(2,932)	(4,003)	—	(7,133)

Total	(198)	—	—	(2,932)	(4,003)	—	(7,133)

9. Hedge accounting
In the year ended December 31, 2019,2018 and 2017 the objective for the Group was to hedge the risk generated by the USD variation from the investments in USA, XP Holding International and XP Advisors Inc.
The Group contract
Non-Deliverable
Forward (“NDF”) operations to protect changes of future cash flows, exchange rate variation of net investments in foreign operations.
The Group undertakes risk management through the economic relationship between hedge instruments and hedged item, in which it is expected that these instruments will move in opposite directions, in the same proportions, with the aim of neutralizing the risk factors.

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Nominal value	Variation in the amounts used to calculate hedge ineffectiveness
Strategies	Assets	Liabilities
2019
Foreign exchange risk
Hedge of net investment in foreign operations	186,412	—	5,946	248,896	(7,133)

Total	186,412	—	5,946	248,896	(7,133)

2018
Foreign exchange risk
Hedge of net investment in foreign operations	147,179	—	18,645	225,901	(17,495)

Total	147,179	—	18,645	225,901	(17,495)

2017
Foreign exchange risk
Hedge of net investment in foreign operations	100,323	—	2,034	145,552	(2,386)

Total	100,323	—	2,034	145,552	(2,386)

There was no ineffectiveness during 2019, 2018 and 2017 in relation to the foreign net investment hedge.